SCHEDULE OF BALANCE SHEET INFORMATION RELATED OPERATING LEASE (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Operating Lease
Operating lease right of use assets	$ 141,895	$ 312,067
Total operating lease assets	141,895	312,067
Current operating lease liabilities	148,904	227,297
Non-current operating lease liabilities		91,720
Total operating lease obligations	$ 148,904	$ 319,017